Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Entity Central Index Key	0000719269
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000007237 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Initial Clas
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 131,893,068
Holdings Count | Holding	396
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	131,893,068	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	396	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	23
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Issuer country weightings
United States	72.0%
Canada	4.0%
United Kingdom	3.6%
Australia	3.4%
Ireland	2.0%
Switzerland	1.6%
Japan	1.6%
Italy	1.4%
Mexico	1.0%
Other Countries	9.4%
Composition including fixed income credit quality
AAA	3.6%
AA	3.9%
A	28.1%
BBB	51.1%
BB	5.5%
B	2.6%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 131,893,068
Holdings Count | Holding	396
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	131,893,068	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	396	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	23
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Issuer country weightings
United States	72.0%
Canada	4.0%
United Kingdom	3.6%
Australia	3.4%
Ireland	2.0%
Switzerland	1.6%
Japan	1.6%
Italy	1.4%
Mexico	1.0%
Other Countries	9.4%
Composition including fixed income credit quality
AAA	3.6%
AA	3.9%
A	28.1%
BBB	51.1%
BB	5.5%
B	2.6%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007239 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 264,918,654
Holdings Count | Holding	573
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	264,918,654	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	573	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	90.9%
Money Market Funds	9.1%
Composition including fixed income credit quality
AAA	6.6%
AA	1.2%
A	0.3%
BBB	0.1%
U.S. Government	24.0%
Federal Agencies	58.7%
Money Market Funds	9.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Government Securities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 264,918,654
Holdings Count | Holding	573
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	264,918,654	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	573	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	90.9%
Money Market Funds	9.1%
Composition including fixed income credit quality
AAA	6.6%
AA	1.2%
A	0.3%
BBB	0.1%
U.S. Government	24.0%
Federal Agencies	58.7%
Money Market Funds	9.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007241 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 222,552,639
Holdings Count | Holding	369
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	222,552,639	Average Effective Maturity (yrs):	3.7
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.2%
Equities	0.2%
Composition including fixed income credit quality
BB	42.2%
B	42.3%
CCC	12.5%
CC	0.2%
D	0.4%
Not Rated	0.0%
Non-Fixed Income	0.2%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 222,552,639
Holdings Count | Holding	369
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	222,552,639	Average Effective Maturity (yrs):	3.7
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.2%
Equities	0.2%
Composition including fixed income credit quality
BB	42.2%
B	42.3%
CCC	12.5%
CC	0.2%
D	0.4%
Not Rated	0.0%
Non-Fixed Income	0.2%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007243 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 323,188,920
Holdings Count | Holding	86
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	323,188,920	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
SAP SE	3.9%
Hitachi Ltd.	3.8%
Schneider Electric SE	3.6%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
AIA Group Ltd.	2.4%
Linde PLC	2.4%
Heineken N.V.	2.3%
EssilorLuxottica	2.3%
Issuer country weightings
France	13.5%
Japan	10.5%
Germany	10.1%
United Kingdom	9.9%
Switzerland	7.6%
United States	6.8%
Canada	6.5%
Taiwan	6.3%
Netherlands	3.8%
Other Countries	25.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
SAP SE	3.9%
Hitachi Ltd.	3.8%
Schneider Electric SE	3.6%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
AIA Group Ltd.	2.4%
Linde PLC	2.4%
Heineken N.V.	2.3%
EssilorLuxottica	2.3%

C000007244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 323,188,920
Holdings Count | Holding	86
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	323,188,920	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
SAP SE	3.9%
Hitachi Ltd.	3.8%
Schneider Electric SE	3.6%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
AIA Group Ltd.	2.4%
Linde PLC	2.4%
Heineken N.V.	2.3%
EssilorLuxottica	2.3%
Issuer country weightings
France	13.5%
Japan	10.5%
Germany	10.1%
United Kingdom	9.9%
Switzerland	7.6%
United States	6.8%
Canada	6.5%
Taiwan	6.3%
Netherlands	3.8%
Other Countries	25.0%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
SAP SE	3.9%
Hitachi Ltd.	3.8%
Schneider Electric SE	3.6%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
AIA Group Ltd.	2.4%
Linde PLC	2.4%
Heineken N.V.	2.3%
EssilorLuxottica	2.3%

C000007245 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Net Assets	$ 1,468,435,858
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,468,435,858	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Franco-Nevada Corp.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
NatWest Group PLC	3.1%
Legrand S.A.	3.0%
Schneider Electric SE	2.9%
CaixaBank S.A.	2.7%
AIB Group PLC	2.6%
Deutsche Boerse AG	2.6%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
Issuer country weightings
France	16.8%
United Kingdom	16.2%
Japan	12.7%
Switzerland	8.0%
United States	7.8%
Germany	7.4%
Canada	6.4%
Ireland	5.5%
Spain	4.2%
Other Countries	15.0%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
NatWest Group PLC	3.1%
Legrand S.A.	3.0%
Schneider Electric SE	2.9%
CaixaBank S.A.	2.7%
AIB Group PLC	2.6%
Deutsche Boerse AG	2.6%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%

C000007246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Net Assets	$ 1,468,435,858
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,468,435,858	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Franco-Nevada Corp.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
NatWest Group PLC	3.1%
Legrand S.A.	3.0%
Schneider Electric SE	2.9%
CaixaBank S.A.	2.7%
AIB Group PLC	2.6%
Deutsche Boerse AG	2.6%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
Issuer country weightings
France	16.8%
United Kingdom	16.2%
Japan	12.7%
Switzerland	8.0%
United States	7.8%
Germany	7.4%
Canada	6.4%
Ireland	5.5%
Spain	4.2%
Other Countries	15.0%

Largest Holdings [Text Block]
Top ten holdings
Franco-Nevada Corp.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
NatWest Group PLC	3.1%
Legrand S.A.	3.0%
Schneider Electric SE	2.9%
CaixaBank S.A.	2.7%
AIB Group PLC	2.6%
Deutsche Boerse AG	2.6%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%

C000007247 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Investors Growth Stock Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 960,634,579
Holdings Count | Holding	58
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	960,634,579	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	38.5%
Financials	14.3%
Health Care	11.1%
Industrials	10.2%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Communication Services	5.2%
Real Estate	2.0%
Utilities	2.0%
Materials	1.1%
Top ten holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.3%
Apple, Inc.	4.6%
Visa, Inc., "A"	4.0%
Accenture PLC, "A"	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Eaton Corp. PLC	2.3%
Amphenol Corp., "A"	2.3%
Alphabet, Inc., "A"	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.3%
Apple, Inc.	4.6%
Visa, Inc., "A"	4.0%
Accenture PLC, "A"	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Eaton Corp. PLC	2.3%
Amphenol Corp., "A"	2.3%
Alphabet, Inc., "A"	2.3%

C000007248 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Investors Growth Stock Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 960,634,579
Holdings Count | Holding	58
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	960,634,579	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	38.5%
Financials	14.3%
Health Care	11.1%
Industrials	10.2%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Communication Services	5.2%
Real Estate	2.0%
Utilities	2.0%
Materials	1.1%
Top ten holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.3%
Apple, Inc.	4.6%
Visa, Inc., "A"	4.0%
Accenture PLC, "A"	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Eaton Corp. PLC	2.3%
Amphenol Corp., "A"	2.3%
Alphabet, Inc., "A"	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.3%
Apple, Inc.	4.6%
Visa, Inc., "A"	4.0%
Accenture PLC, "A"	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Eaton Corp. PLC	2.3%
Amphenol Corp., "A"	2.3%
Alphabet, Inc., "A"	2.3%

C000007249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 397,576,635
Holdings Count | Holding	109
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	397,576,635	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	31.8%
Financials	14.4%
Communication Services	10.6%
Health Care	9.9%
Consumer Discretionary	9.9%
Industrials	8.0%
Consumer Staples	5.1%
Energy	3.1%
Utilities	2.8%
Real Estate	2.4%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.2%
AbbVie, Inc.	1.9%
Netflix, Inc.	1.8%
Johnson & Johnson	1.7%
Broadcom, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.2%
AbbVie, Inc.	1.9%
Netflix, Inc.	1.8%
Johnson & Johnson	1.7%
Broadcom, Inc.	1.7%

C000007250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 397,576,635
Holdings Count | Holding	109
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	397,576,635	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	31.8%
Financials	14.4%
Communication Services	10.6%
Health Care	9.9%
Consumer Discretionary	9.9%
Industrials	8.0%
Consumer Staples	5.1%
Energy	3.1%
Utilities	2.8%
Real Estate	2.4%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.2%
AbbVie, Inc.	1.9%
Netflix, Inc.	1.8%
Johnson & Johnson	1.7%
Broadcom, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.2%
AbbVie, Inc.	1.9%
Netflix, Inc.	1.8%
Johnson & Johnson	1.7%
Broadcom, Inc.	1.7%

C000007255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Money Market Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 269,312,151
Holdings Count | Holding	25
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	269,312,151
Total Number of Holdings:	25

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	70.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	29.4%
Composition including fixed income credit quality
A-1+	42.1%
A-1	57.9%
Maturity breakdown
0 - 7 days	40.2%
8 - 29 days	27.0%
30 - 59 days	16.0%
60 - 89 days	6.9%
90 - 365 days	9.9%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007256 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Money Market Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 269,312,151
Holdings Count | Holding	25
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	269,312,151
Total Number of Holdings:	25

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	70.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	29.4%
Composition including fixed income credit quality
A-1+	42.1%
A-1	57.9%
Maturity breakdown
0 - 7 days	40.2%
8 - 29 days	27.0%
30 - 59 days	16.0%
60 - 89 days	6.9%
90 - 365 days	9.9%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007261 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Net Assets	$ 528,895,889
Holdings Count | Holding	112
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	528,895,889	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Linde PLC	2.2%
Nestle S.A.	2.1%
Euronext N.V.	2.0%
Barclays PLC	2.0%
NatWest Group PLC	1.9%
Novo Nordisk A.S., "B"	1.7%
BNP Paribas S.A.	1.6%
Issuer country weightings
Japan	18.8%
United Kingdom	15.3%
France	13.7%
United States	8.3%
Switzerland	8.0%
Netherlands	5.9%
Germany	5.6%
Australia	2.7%
Canada	2.5%
Other Countries	19.2%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Linde PLC	2.2%
Nestle S.A.	2.1%
Euronext N.V.	2.0%
Barclays PLC	2.0%
NatWest Group PLC	1.9%
Novo Nordisk A.S., "B"	1.7%
BNP Paribas S.A.	1.6%

C000007262 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$61	1.14%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
Net Assets	$ 528,895,889
Holdings Count | Holding	112
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	528,895,889	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Linde PLC	2.2%
Nestle S.A.	2.1%
Euronext N.V.	2.0%
Barclays PLC	2.0%
NatWest Group PLC	1.9%
Novo Nordisk A.S., "B"	1.7%
BNP Paribas S.A.	1.6%
Issuer country weightings
Japan	18.8%
United Kingdom	15.3%
France	13.7%
United States	8.3%
Switzerland	8.0%
Netherlands	5.9%
Germany	5.6%
Australia	2.7%
Canada	2.5%
Other Countries	19.2%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Linde PLC	2.2%
Nestle S.A.	2.1%
Euronext N.V.	2.0%
Barclays PLC	2.0%
NatWest Group PLC	1.9%
Novo Nordisk A.S., "B"	1.7%
BNP Paribas S.A.	1.6%

C000007263 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 75,352,946
Holdings Count | Holding	129
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	75,352,946	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	129
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., "A"	3.3%
NVIDIA Corp.	2.7%
Mastercard, Inc., "A"	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Broadcom, Inc.	2.0%
Apple, Inc.	1.6%
Hitachi Ltd.	1.5%
Alphabet, Inc., "A"	1.4%
Issuer country weightings
United States	64.0%
United Kingdom	5.8%
France	5.6%
Japan	4.4%
Switzerland	3.4%
Taiwan	2.1%
Canada	2.1%
Netherlands	2.1%
China	1.8%
Other Countries	8.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., "A"	3.3%
NVIDIA Corp.	2.7%
Mastercard, Inc., "A"	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Broadcom, Inc.	2.0%
Apple, Inc.	1.6%
Hitachi Ltd.	1.5%
Alphabet, Inc., "A"	1.4%

C000007264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 75,352,946
Holdings Count | Holding	129
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	75,352,946	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	129
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., "A"	3.3%
NVIDIA Corp.	2.7%
Mastercard, Inc., "A"	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Broadcom, Inc.	2.0%
Apple, Inc.	1.6%
Hitachi Ltd.	1.5%
Alphabet, Inc., "A"	1.4%
Issuer country weightings
United States	64.0%
United Kingdom	5.8%
France	5.6%
Japan	4.4%
Switzerland	3.4%
Taiwan	2.1%
Canada	2.1%
Netherlands	2.1%
China	1.8%
Other Countries	8.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., "A"	3.3%
NVIDIA Corp.	2.7%
Mastercard, Inc., "A"	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Broadcom, Inc.	2.0%
Apple, Inc.	1.6%
Hitachi Ltd.	1.5%
Alphabet, Inc., "A"	1.4%

C000007267 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 35,990,506
Holdings Count | Holding	220
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	35,990,506	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	220	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	15
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.2%
Money Market Funds	0.8%
Composition including fixed income credit quality
AAA	9.2%
AA	7.3%
A	13.2%
BBB	27.3%
BB	5.6%
B	5.5%
CCC	0.7%
C	0.0%
U.S. Government	28.6%
Federal Agencies	0.0%
Not Rated	1.8%
Money Market Funds	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 35,990,506
Holdings Count | Holding	220
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	35,990,506	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	220	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	15
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.2%
Money Market Funds	0.8%
Composition including fixed income credit quality
AAA	9.2%
AA	7.3%
A	13.2%
BBB	27.3%
BB	5.6%
B	5.5%
CCC	0.7%
C	0.0%
U.S. Government	28.6%
Federal Agencies	0.0%
Not Rated	1.8%
Money Market Funds	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 197,366,715
Holdings Count | Holding	55
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	197,366,715	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	12.1%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	7.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Broadcom, Inc.	5.2%
International Business Machines Corp.	3.7%
Oracle Corp.	2.6%
Shopify, Inc.	2.6%
ServiceNow, Inc.	2.3%
Top five industries
Computer Software	33.6%
Interactive Media Services	19.7%
Computer Software - Systems	19.0%
Electronics	18.4%
Business Services	5.1%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	12.1%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	7.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Broadcom, Inc.	5.2%
International Business Machines Corp.	3.7%
Oracle Corp.	2.6%
Shopify, Inc.	2.6%
ServiceNow, Inc.	2.3%

C000007272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 197,366,715
Holdings Count | Holding	55
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	197,366,715	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	12.1%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	7.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Broadcom, Inc.	5.2%
International Business Machines Corp.	3.7%
Oracle Corp.	2.6%
Shopify, Inc.	2.6%
ServiceNow, Inc.	2.3%
Top five industries
Computer Software	33.6%
Interactive Media Services	19.7%
Computer Software - Systems	19.0%
Electronics	18.4%
Business Services	5.1%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	12.1%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	7.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Broadcom, Inc.	5.2%
International Business Machines Corp.	3.7%
Oracle Corp.	2.6%
Shopify, Inc.	2.6%
ServiceNow, Inc.	2.3%

C000007281 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 284,304,037
Holdings Count | Holding	179
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	284,304,037	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	31.2%
Financial Services	14.1%
Capital Goods	13.9%
Consumer Cyclicals	11.2%
Health Care	10.3%
Communication Services	9.5%
Energy	5.7%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	7.2%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.0%
Meta Platforms, Inc., "A"	3.2%
Apple, Inc.	3.1%
Alphabet, Inc., "A"	2.9%
Broadcom, Inc.	2.8%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.7%
TransUnion	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.2%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.0%
Meta Platforms, Inc., "A"	3.2%
Apple, Inc.	3.1%
Alphabet, Inc., "A"	2.9%
Broadcom, Inc.	2.8%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.7%
TransUnion	1.5%

C000007282 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 284,304,037
Holdings Count | Holding	179
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	284,304,037	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	31.2%
Financial Services	14.1%
Capital Goods	13.9%
Consumer Cyclicals	11.2%
Health Care	10.3%
Communication Services	9.5%
Energy	5.7%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	7.2%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.0%
Meta Platforms, Inc., "A"	3.2%
Apple, Inc.	3.1%
Alphabet, Inc., "A"	2.9%
Broadcom, Inc.	2.8%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.7%
TransUnion	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.2%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.0%
Meta Platforms, Inc., "A"	3.2%
Apple, Inc.	3.1%
Alphabet, Inc., "A"	2.9%
Broadcom, Inc.	2.8%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.7%
TransUnion	1.5%

C000007285 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$66	1.23%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%
Net Assets	$ 37,005,607
Holdings Count | Holding	105
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	37,005,607	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp.	2.3%
HDFC Bank Ltd.	2.3%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.8%
Tata Consultancy Services Ltd.	1.7%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.7%
Taiwan	15.5%
India	14.7%
South Korea	11.4%
Brazil	5.3%
Indonesia	3.3%
Hong Kong	3.2%
Mexico	2.8%
United Arab Emirates	2.3%
Other Countries	12.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp.	2.3%
HDFC Bank Ltd.	2.3%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.8%
Tata Consultancy Services Ltd.	1.7%
Vale S.A., ADR	1.6%

C000007286 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$79	1.48%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.48%
Net Assets	$ 37,005,607
Holdings Count | Holding	105
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	37,005,607	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp.	2.3%
HDFC Bank Ltd.	2.3%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.8%
Tata Consultancy Services Ltd.	1.7%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.7%
Taiwan	15.5%
India	14.7%
South Korea	11.4%
Brazil	5.3%
Indonesia	3.3%
Hong Kong	3.2%
Mexico	2.8%
United Arab Emirates	2.3%
Other Countries	12.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp.	2.3%
HDFC Bank Ltd.	2.3%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.8%
Tata Consultancy Services Ltd.	1.7%
Vale S.A., ADR	1.6%

C000007287 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Governments Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 79,092,218
Holdings Count | Holding	66
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	79,092,218	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Issuer country weightings
United States	44.5%
Japan	15.4%
Italy	10.3%
United Kingdom	6.1%
Greece	5.2%
France	4.0%
Spain	3.9%
Australia	2.2%
Canada	2.0%
Other Countries	6.4%
Composition including fixed income credit quality
AAA	7.5%
AA	10.9%
A	14.2%
BBB	17.5%
BB	1.1%
U.S. Government	40.1%
Federal Agencies	0.7%
Not Rated	4.9%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007288 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Governments Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 79,092,218
Holdings Count | Holding	66
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	79,092,218	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Issuer country weightings
United States	44.5%
Japan	15.4%
Italy	10.3%
United Kingdom	6.1%
Greece	5.2%
France	4.0%
Spain	3.9%
Australia	2.2%
Canada	2.0%
Other Countries	6.4%
Composition including fixed income credit quality
AAA	7.5%
AA	10.9%
A	14.2%
BBB	17.5%
BB	1.1%
U.S. Government	40.1%
Federal Agencies	0.7%
Not Rated	4.9%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007289 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 51,709,253
Holdings Count | Holding	75
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	51,709,253	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Microsoft Corp.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Visa, Inc., "A"	3.4%
NVIDIA Corp.	2.8%
Tencent Holdings Ltd.	2.6%
HDFC Bank Ltd.	2.4%
Accenture PLC, "A"	2.3%
Salesforce, Inc.	2.2%
STERIS PLC	2.2%
TransUnion	2.1%
Issuer country weightings
United States	70.6%
France	5.6%
Canada	4.8%
China	4.2%
Taiwan	3.7%
India	2.4%
Japan	2.4%
Switzerland	1.8%
Peru	1.2%
Other Countries	3.3%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Visa, Inc., "A"	3.4%
NVIDIA Corp.	2.8%
Tencent Holdings Ltd.	2.6%
HDFC Bank Ltd.	2.4%
Accenture PLC, "A"	2.3%
Salesforce, Inc.	2.2%
STERIS PLC	2.2%
TransUnion	2.1%

C000007290 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 51,709,253
Holdings Count | Holding	75
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	51,709,253	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Microsoft Corp.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Visa, Inc., "A"	3.4%
NVIDIA Corp.	2.8%
Tencent Holdings Ltd.	2.6%
HDFC Bank Ltd.	2.4%
Accenture PLC, "A"	2.3%
Salesforce, Inc.	2.2%
STERIS PLC	2.2%
TransUnion	2.1%
Issuer country weightings
United States	70.6%
France	5.6%
Canada	4.8%
China	4.2%
Taiwan	3.7%
India	2.4%
Japan	2.4%
Switzerland	1.8%
Peru	1.2%
Other Countries	3.3%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Visa, Inc., "A"	3.4%
NVIDIA Corp.	2.8%
Tencent Holdings Ltd.	2.6%
HDFC Bank Ltd.	2.4%
Accenture PLC, "A"	2.3%
Salesforce, Inc.	2.2%
STERIS PLC	2.2%
TransUnion	2.1%

C000007291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Tactical Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 340,406,523
Holdings Count | Holding	1,136
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	340,406,523	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	1,136

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	36.0%	45.2%	(19.9)%	61.3%
	Emerging Markets	15.3%	0.0%	0.0%	15.3%
	United Kingdom	4.4%	2.5%	0.0%	6.9%
	Asia/Pacific ex-Japan	1.9%	0.0%	(0.9)%	1.0%
	Europe ex-U.K.	8.7%	2.4%	0.0%	11.1%
	Japan	4.5%	2.6%	0.0%	7.1%
	North America ex-U.S.	2.7%	0.0%	(0.5)%	2.2%
	Supranational	0.9%	0.0%	0.0%	0.9%
	Total	74.4%	52.7%	(21.3)%	105.8%
Equity	Europe ex-U.K.	7.0%	4.8%	(2.0)%	9.8%
	U.S. Large Cap	10.6%	0.0%	(1.8)%	8.8%
	U.S. Small/Mid Cap	7.6%	0.0%	(3.4)%	4.2%
	Emerging Markets	2.2%	6.7%	(5.0)%	3.9%
	North America ex-U.S.	0.5%	2.4%	0.0%	2.9%
	United Kingdom	3.3%	0.2%	0.0%	3.5%
	Japan	2.6%	0.0%	(3.3)%	(0.7)%
	Asia/Pacific ex-Japan	0.4%	4.9%	(1.4)%	3.9%
	Total	34.2%	19.0%	(16.9)%	36.3%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				4.3%
	Other (e)				(47.2)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000007292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Tactical Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 340,406,523
Holdings Count | Holding	1,136
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/25
Net Assets ($):	340,406,523	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	1,136

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	36.0%	45.2%	(19.9)%	61.3%
	Emerging Markets	15.3%	0.0%	0.0%	15.3%
	United Kingdom	4.4%	2.5%	0.0%	6.9%
	Asia/Pacific ex-Japan	1.9%	0.0%	(0.9)%	1.0%
	Europe ex-U.K.	8.7%	2.4%	0.0%	11.1%
	Japan	4.5%	2.6%	0.0%	7.1%
	North America ex-U.S.	2.7%	0.0%	(0.5)%	2.2%
	Supranational	0.9%	0.0%	0.0%	0.9%
	Total	74.4%	52.7%	(21.3)%	105.8%
Equity	Europe ex-U.K.	7.0%	4.8%	(2.0)%	9.8%
	U.S. Large Cap	10.6%	0.0%	(1.8)%	8.8%
	U.S. Small/Mid Cap	7.6%	0.0%	(3.4)%	4.2%
	Emerging Markets	2.2%	6.7%	(5.0)%	3.9%
	North America ex-U.S.	0.5%	2.4%	0.0%	2.9%
	United Kingdom	3.3%	0.2%	0.0%	3.5%
	Japan	2.6%	0.0%	(3.3)%	(0.7)%
	Asia/Pacific ex-Japan	0.4%	4.9%	(1.4)%	3.9%
	Total	34.2%	19.0%	(16.9)%	36.3%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				4.3%
	Other (e)				(47.2)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.